NUMEREX CORP Schedule of Pro-Forma Information (Details) - NUMEREX [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 747,719	$ 686,252
Business Acquisition, Pro Forma Loss from operations	(8,973)	(5,205)
Business Acquisition, Pro Forma Net Income (Loss)	$ (3,577)	$ (7,334)
Business Acquisition Pro Forma Earnings Per Share Basic and Diluted	$ (0.10)	$ (0.21)